Stock-based Compensation Plans and Awards (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Compensation cost related to stock options granted but not recognized			$ 398,569	$ 76,558
Restricted common shares			20,701	17,068
Stock based Compensation	$ 166,269	$ 1,620,736	$ 1,854	$ 1,854
Weighted average grant date fair value of options granted			$ 7.93	$ 1.56
Employee and non-employee stock-based awards			$ 398,569	$ 76,558
Common shares were outstanding	21,632		269,093
Compensation cost related to stock options granted	$ 672,208
Stock-based Compensation weighted-average period	2 years 4 months 24 days
Employee and Non-employee [Member]
Stock based Compensation	$ 166,269	241,083
Restricted Stock Awards [Member]
Stock based Compensation	820	$ 1,387
Unrecognized stock based compensation expense	$ 54
Options to Non-Employees [Member]
Outstanding options issued to non-employees			24,547	14,158
Options issued to non-employees, Vested			23,319	12,293
Stock-based compensation expenses related to option grants			$ 91,076	$ 3,210
Compensation cost related to stock options granted but not recognized			$ 7,132
Recognization period of compensation cost			1 year 2 months 19 days
Stock-based Compensation Expense [Member]
Compensation cost related to stock options granted but not recognized			$ 89,422
Recognization period of compensation cost			1 year 9 months 18 days
Valuation of Awards [Member]
Weighted average grant date fair value of options granted	$ 6.24